Earning Per Share (Details) - Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,264,493,340	397,203,840
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options	42,477,000	19,256,200
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants	1,222,016,340	377,947,640